Note 9 - Deferred Income	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
9.	Deferred Income

The amounts shown in the accompanying consolidated balance sheets amounting to $5,487,585 and $6,892,328 represent time and bareboat charter revenues received in advance as of December 31, 2013 and as of December 31, 2014, respectively.